UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2000

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Hilspen Capital Management, LLC
Address:	330 Primrose Avenue, Suite 312
		Burlingame, CA	94010

Form 13F File Number:	28-05291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert S. Duich
Title:	Chief Operating Officer
Phone:	650-685-6470

Signature, Place and Date of Signing:

	/s/ Robert S. Duich		Burlingame, CA			November 14, 2000
	Robert S. Duich			[City, State]			[Date]

Report Type (Check only one.):

_X__	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			_______0___

Form 13F Information Table Entry Total:		______58___

Form 13F Information Table Value Total:		__188,207___


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.
<Page


NAME OF ISSUER					       TITLE OF  CUSIP         VALUE  SHARES   INV.  OTHER     AUTH
							        CLASS                  X1000           DISC   MGR         SOLE   SHR  NONE
ALASKA AIR GROUP INC                              Common 011659109      1176   49000   Sole   N/A     Sole
ANALOG DEVICES INC                                Common 032654105      6935   84000   Sole   N/A     Sole
APPLIED MICRO CRCTS                               Common 03822w109      2071   10000   Sole   N/A     Sole
ARIBA INC                                         Common 04033v104      2722   19000   Sole   N/A     Sole
AVX CORP NEW                                      Common 002444107      1751   67200   Sole   N/A     Sole
BOOKHAM TECHNOLOGY PLC SPONSORED ADR              Common 09856Q108      4288  100000   Sole   N/A     Sole
BROADCOM CORP                                     Common 111320107      2438   10000   Sole   N/A     Sole
BROCADE COMMUNICATIONS SYS INC                    Common 111621108      1652    7000   Sole   N/A     Sole
CIENA CORP                                        Common 171779101      1498   12200   Sole   N/A     Sole
CISCO SYSTEMS                                     Common 17275r102      7984  144500   Sole   N/A     Sole
COMMERCE ONE INC                                  Common 200693109      3140   40000   Sole   N/A     Sole
COMPAQ COMPUTER CORP                              Common 204493100      6305  228600   Sole   N/A     Sole
CORNING INC                                       Common 219350105      2970   10000   Sole   N/A     Sole
CREE INC                                          Common 225447101      4243   36500   Sole   N/A     Sole
CYPRESS SEMICONDUCTOR CORP                        Common 232806109      3857   92800   Sole   N/A     Sole
EMC CORP-MASS                                     Common 268648102      1983   20000   Sole   N/A     Sole
EMULEX CORP CMN                                   Common 292475209      1740   14200   Sole   N/A     Sole
EPOCH PHARMACEUTICALS INC                         Common 294273107      5850  606815   Sole   N/A     Sole
FDX CORP                                          Common 31428x106      6647  149900   Sole   N/A     Sole
GATEWAY 2000                                      Common 367626108      2641   56500   Sole   N/A     Sole
GENELABS TECHNOLOGIES INC                         Common 368706107      3740  626600   Sole   N/A     Sole
I2 TECHNOLOGIES INC                               Common 465754109      2656   14200   Sole   N/A     Sole
INTERLINK ELECTRONICS                             Common 458751104      9434  486725   Sole   N/A     Sole
JDS UNIPHASE                                      Common 46612j101      6865   72500   Sole   N/A     Sole
JUNIPER NETWORKS                                  Common 48203r104      2365   10800   Sole   N/A     Sole
KANA COMMUNICATIONS INC                           Common 483600102      1113   50000   Sole   N/A     Sole
KEMET CORP                                        Common 488360108      1658   60000   Sole   N/A     Sole
KLA-TENCOR CORP FORMERLY KLA INSTRUMENTS C        Common 482480100      4568  110900   Sole   N/A     Sole
LSI LOGIC CORP                                    Common 502161102      1863   63700   Sole   N/A     Sole
MARCHFIRST INC CMN                                Common 566244109      2588  165000   Sole   N/A     Sole
MCDATA CORP CMN CLASS B                           Common 580031102      3969   32300   Sole   N/A     Sole
MEMC ELECTRONIC MATERIALS INC                     Common 552715104      2365  183720   Sole   N/A     Sole
NETWORK APPLIANCE INC                             Common 64120L104      2548   20000   Sole   N/A     Sole
NORTEL NETWORKS CORP                              Common 656568102      6600  110800   Sole   N/A     Sole
NOVELLUS SYSTEMS                                  Common 670008101      4717  101300   Sole   N/A     Sole
ONI SYS CORP                                      Common 68273f103      3668   42500   Sole   N/A     Sole
PARAMETRIC TECHNOLOGY CORP                        Common 699173100      2728  249400   Sole   N/A     Sole
PEREGRINE SYSTEMS INC                             Common 71366Q101      1585   83700   Sole   N/A     Sole
PHOTON DYNAMICS INC                               Common 719364101      2080   55100   Sole   N/A     Sole
PMC-SIERRA INC                                    Common 69344f106      5188   24100   Sole   N/A     Sole
PROTON ENERGY SYSTEM INC                          Common 74371k101        57    2000   Sole   N/A     Sole
Q MED INC                                         Common 747914109      1132  143800   Sole   N/A     Sole
RAZORFISH INC                                     Common 755236106      1240  120100   Sole   N/A     Sole
REDBACK NETWORK                                   Common 757209101      2345   14300   Sole   N/A     Sole
SABA SOFTWARE INC CMN                             Common 784932105        50    1800   Sole   N/A     Sole
SCIENT CORP                                       Common 80864h109      1216   58100   Sole   N/A     Sole
SCIENTIFIC ATLANTA INC                            Common 808655104      4002   62900   Sole   N/A     Sole
SOVEREIGN BANCORP INC                             Common 845905108      2775  300000   Sole   N/A     Sole
SPEEDFAM IPEC INC                                 Common 847705100      1144  100000   Sole   N/A     Sole
SUN MICROSYSTEMS                                  Common 866810104      8546   73200   Sole   N/A     Sole
THERMOGENESIS CORP NEW                            Common 883623209      1335  449700   Sole   N/A     Sole
UNITED PARCEL SERVICE, INC. CLASS B COMMON        Common 911312106      6184  109700   Sole   N/A     Sole
VERISIGN INC                                      Common 92343E102      2026   10000   Sole   N/A     Sole
VERTICALNET INC-PA                                Common 92532l107      3189   90800   Sole   N/A     Sole
VIANT CORPORATION COMMON STOCK                    Common 92553n107       382   65000   Sole   N/A     Sole
VIRATA CORP CMN                                   Common 927646109      2519   38100   Sole   N/A     Sole
VISHAY INTERTECHNOLOGY                            Common 928298108      1630   53000   Sole   N/A     Sole
XILINX INCORPORATED                               Common 983919101      4247   49600   Sole   N/A     Sole




ETR/5028/002/1122800